Document and Entity Information	18 Months Ended
Dec. 31, 2012
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	cnyc
Entity Registrant Name	CANYON COPPER CORP.
Entity Central Index Key	0001112706
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash	$ 198,535	$ 718,907	$ 1,226,964
Prepaid expenses and deposits	13,004	53,613	43,691
Total Current Assets		772,520	1,270,655
Deferred financing costs		0	60,965
Total Assets	211,539	772,520	1,331,620
Current Liabilities
Accounts payable and accrued liabilities	137,575	136,134	188,837
Due to related parties	625,001	586,426	591,428
Derivative liabilities	0	8,407	0
Total Current Liabilities	762,576	730,967	780,265
Due to related parties	200,632	197,204	77,784
Derivative liabilities		0	389,826
Total Liabilities	963,208	928,171	1,247,875
Stockholders' Deficit
Preferred stock Authorized: 100,000,000 shares, par value $0.00001 Issued and outstanding: nil shares	0	0	5
Common stock Authorized: 131,666,666 shares, par value $0.00001 Issued and outstanding: 68,696,934 shares	687	687	654
Additional paid-in capital	22,279,275	22,279,275	21,620,854
Common stock subscribed		0	300,000
Deficit accumulated during the exploration stage	(23,031,631)	(22,435,613)	(21,837,768)
Total Stockholders' Deficit	(751,669)	(155,651)	83,745
Total Liabilities and Stockholders' Deficit	$ 211,539	$ 772,520	$ 1,331,620

Statement of Financial Position (Parenthetical) (USD $)	Dec. 31, 2012	Jun. 30, 2012	Jun. 30, 2011
Preferred Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Preferred Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Preferred Stock, Shares Issued	0	0	500,000
Preferred Stock, Shares Outstanding	0	0	500,000
Common Stock, Shares Authorized	131,666,666	131,666,666	131,666,666
Common Stock, Par Value Per Share	$ 0.00001	$ 0.00001	$ 0.00001
Common Stock, Shares, Issued	68,696,934	68,696,934	65,375,721
Common Stock, Shares, Outstanding	68,696,934	68,696,934	65,375,721

Statement of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		149 Months Ended	155 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
Depreciation	0	0	0	0	0	0	5,540	5,540
Foreign exchange loss	(5,429)	(12,182)	4,372	65,445	59,198	41,050	75,767	80,139
General and administrative	144,518	159,222	297,446	354,710	713,313	395,371	10,578,078	10,875,524
Impairment of mineral property costs	0	0	0	0	0	0	2,759,130	2,759,130
Impairment of property and equipment	0	0	0	0	0	0	10,811	10,811
Mineral exploration costs	65,532	34,183	287,407	324,943	478,025	405,394	5,808,892	6,096,299
Total Operating Expenses	204,621	181,223	589,225	745,098	1,250,536	841,815	19,238,218	19,827,443
Operating Loss	(204,621)	(181,223)	(589,225)	(745,098)	(1,250,536)	(841,815)	(19,238,218)	(19,827,443)
Other Income (Expense)
Accretion of discounts on convertible debt	0	0	0	0	0	0	(799,963)	(799,963)
Debt conversion expense	0	0	0	0	0	0	(2,010,076)	(2,010,076)
Gain on change in fair values of derivative liabilities	510	333,544	8,407	600,119	657,267	7,024	1,097,006	1,105,413
Loss on settlement of related party debt	0	0	0	0	0	0	(2,871)	(2,871)
Impairment of investment securities	0	0	0	0	0	0	(459,817)	(459,817)
Interest expense	(7,612)	(7,435)	(15,200)	(15,111)	(30,009)	(17,490)	(386,243)	(401,443)
Loss on extinguishment of debt	0	0	0	0	0	0	(252,454)	(252,454)
Loss on sale of investment securities	0	0	0	0	0	0	(411,430)	(411,430)
Write-off of accounts payable	0	0	0	0	25,433	0	28,453	28,453
Total Other Income (Expense)	(7,102)	326,109	(6,793)	585,008	652,691	(10,466)	(3,197,395)	(3,204,188)
Net Income (Loss)	$ (211,723)	$ 144,886	$ (596,018)	$ (160,090)	$ (597,845)	$ (852,281)	$ (22,435,613)	$ (23,031,631)
Net Loss Per Share, Basic and Diluted			$ (0.01)		$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	68,696,934	68,396,934	68,696,934	68,206,771	68,423,000	62,393,000

Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		149 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Operating Activities
Net loss	$ (596,018)	$ (160,090)	$ (597,845)	$ (852,281)	$ (22,435,613)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discounts on convertible debt			0	0	799,963
Amortization of deferred financing costs			0	0	27,475
Depreciation			0	0	5,540
Foreign exchange translation loss (gain) on debt	16,788	(8,897)	(9,370)	5,929	(35,636)
Gain on change in fair value of derivative liabilities	(8,407)	(600,119)	(657,267)	(7,024)	(1,097,006)
Impairment of investment securities			0	0	564,223
Impairment of mineral property costs			0	0	2,747,630
Impairment of property and equipment	0	0	0	0	10,811
Loss on conversion of debt			0	0	2,010,076
Loss on extinguishment of debt	0	0	0	0	252,454
Loss on sale of investment securities	0	0	0	0	411,430
Loss on settlement of related party debt	0	0	0	0	2,871
Stock-based compensation			0	0	4,872,104
Shares issued for mineral property			48,750	0	48,750
Changes in operating assets and liabilities:
Prepaid expenses and deposits	40,609	16,852	(9,922)	(40,340)	(53,613)
Accounts payable and accrued liabilities	1,441	2,844	(52,703)	43,894	378,187
Due to related parties	25,215	50,974	123,788	171,063	773,227
Net Cash Used in Operating Activities	(520,372)	(698,436)	(1,154,569)	(678,759)	(10,717,127)
Investing Activities
Proceeds received on sale of investment securities			0	0	432,060
Acquisition of mineral properties			0	0	(413,138)
Purchase of property and equipment			0	0	(16,351)
Net Cash Provided by Investing Activities			0	0	2,571
Financing Activities
Advances from related parties			0	199,640	346,659
Proceeds from issuance of notes and loans payable			0	0	448,363
Proceeds from issuance of convertible debentures			0	0	1,684,655
Repayment of notes payable			0	0	(319,792)
Repayment of convertible debentures			0	0	(149,092)
Debt financing costs			0	0	(250,143)
Deferred financing costs			60,965	(60,965)	0
Proceeds from share subscriptions and issuance of common stock	0	801,503	801,502	1,558,607	9,933,245
Stock issuance costs	0	(139,991)	(200,955)	(44,477)	(245,432)
Repurchase of preferred stock	0	(15,000)	(15,000)	0	(15,000)
Net Cash Provided by Financing Activities	0	646,512	646,512	1,652,805	11,433,463
Decrease in Cash	(520,372)	(51,924)	(508,057)	974,046	718,907
Cash, Beginning of Period	718,907	1,226,964	1,226,964	252,918	0
Cash, End of Period	198,535	1,175,040	718,907	1,226,964	718,907
Interest paid	0	0
Income taxes paid	$ 0	$ 0

Statement of Stockholders Equity (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock Subscribed [Member]	Stock Subscriptions Receivable [Member]	Accumulated Other Comprehensive Loss [Member]	Deficit Accumulated During the Exploration Stage [Member]	Total
Beginning Balance at Jan. 21, 2000
Issuance of stock for services and payment of advances for $0.006 per share		$ 364	$ 274,636					$ 275,000
Issuance of stock for services and payment of advances for $0.006 per share (Shares)		36,340,000
Net loss for the year							(290,820)	(290,820)
Ending Balance at Jun. 30, 2000		364	274,636				(290,820)	(15,820)
Ending Balance (Shares) at Jun. 30, 2000		36,340,000
Net loss for the year							(11,766)	(11,766)
Ending Balance at Jun. 30, 2001		364	274,636				(302,586)	(27,586)
Beginning Balance (Shares) at Jun. 30, 2001		36,340,000
Issuance of stock for cash at $0.011 per share		54	74,346					74,401
Issuance of stock for cash at $0.011 per share (Shares)		5,407,501
Net loss for the year							(43,817)	(43,817)
Ending Balance at Jun. 30, 2002		418	348,983				(346,403)	2,998
Ending Balance (Shares) at Jun. 30, 2002		41,747,501
Net loss for the year							(17,713)	(17,713)
Ending Balance at Jun. 30, 2003		418	348,983				(364,116)	(14,715)
Beginning Balance (Shares) at Jun. 30, 2003		41,747,501
Cancellation of stock owned by a director		(232)	232
Cancellation of stock owned by a director (Shares)		(23,173,333)
Conversion of debentures				902,126				902,126
Issuance of stock for cash at $4.50 per share		2	1,049,998					1,050,000
Issuance of stock for cash at $4.50 per share (Shares)		184,333
Share issuance costs			(105,000)					(105,000)
Net loss for the year							(1,601,036)	(1,601,036)
Ending Balance at Jun. 30, 2004		188	1,294,213	902,126			(1,965,152)	231,375
Ending Balance (Shares) at Jun. 30, 2004		18,758,501
Issuance of stock for consulting services		1	761,999					762,000
Issuance of stock for consulting services (Shares)		105,333
Cancellation of stock issued for consulting services		(1)	(727,999)					(728,000)
Cancellation of stock issued for consulting services (Shares)		(52,667)
Issuance of stock pursuant to conversion of debentures		1	902,125	(902,126)
Issuance of stock pursuant to conversion of debentures (Shares)		144,677
Issuance of stock pursuant to mineral property option agreements		4	1,876,496					1,876,500
Issuance of stock pursuant to mineral property option agreements (Shares)		371,300
Issuance of stock to settle related party debt		1	73,123					73,124
Issuance of stock to settle related party debt (Shares)		52,044
Cancellation of stock owned by the President of the Company		(53)	53
Cancellation of stock owned by the President of the Company (Shares)		(5,266,667)
Issuance of preferred stock for investment securities	5		1,382,013					1,382,018
Issuance of preferred stock for investment securities (Shares)	500,000
Intrinsic value of beneficial conversion features			180,183					180,183
Issuance of stock pursuant to the exercise of stock options		1	199,999					200,000
Issuance of stock pursuant to the exercise of stock options (Shares)		105,333
Unrealized loss on investment securities recognized as an impairment loss						(437,712)		(437,712)
Fair value of stock options granted			384,144					384,144
Net loss for the year							(4,025,401)	(4,025,401)
Ending Balance at Jun. 30, 2005	5	142	6,326,349			(437,712)	(5,990,553)	(101,769)
Ending Balance (Shares) at Jun. 30, 2005	500,000	14,217,854
Share issuance costs			(222,668)					(222,668)
Issuance of stock for cash at $0.75 per share		13	1,249,987					1,250,000
Issuance of stock for cash at $0.75 per share (Shares)		1,316,667
Issuance of stock for cash at $0.90 per share		4	449,996					450,000
Issuance of stock for cash at $0.90 per share (Shares)		395,000
Issuance of stock for geological data at a fair value of $1.17 per share			9,750					9,750
Issuance of stock for geological data at a fair value of $1.17 per share (Shares)		6,583
Issuance of stock to settle debt at a fair value of $1.11 per share			23,585					23,585
Issuance of stock to settle debt at a fair value of $1.11 per share (Shares)		16,786
Issuance of stock for cash at $1.20 per share		12	1,789,988					1,790,000
Issuance of stock for cash at $1.20 per share (Shares)		1,178,417
Issuance of stock pursuant to the exercise of stock options		1	52,499					52,500
Issuance of stock pursuant to the exercise of stock options (Shares)		39,500
Unrealized loss on investment securities recognized as an impairment loss						437,712		437,712
Issuance of stock pursuant to a mineral property agreement		1	284,999					285,000
Issuance of stock pursuant to a mineral property agreement (Shares)		131,667
Fair value of stock options granted			3,229,195					3,229,195
Net loss for the year							(7,692,137)	(7,692,137)
Ending Balance at Jun. 30, 2006	5	173	13,193,680				(13,682,690)	(488,832)
Ending Balance (Shares) at Jun. 30, 2006	500,000	17,302,474
Issuance of stock to settle related party debt			5,300					5,300
Issuance of stock to settle related party debt (Shares)		5,583
Intrinsic value of beneficial conversion features			254,749					254,749
Issuance of stock for cash at $0.75 per share		7	648,993					649,000
Issuance of stock for cash at $0.75 per share (Shares)		683,613
Issuance of stock for cash at $0.90 per share		1	49,999					50,000
Issuance of stock for cash at $0.90 per share (Shares)		43,889
Issuance of stock pursuant to a mineral property agreement		1	172,949					172,950
Issuance of stock pursuant to a mineral property agreement (Shares)		135,617
Issuance of shares to settle debt		1	99,999					100,000
Issuance of shares to settle debt (Shares)		105,333
Issuance of shares to settle convertible debentures		4	344,230					344,234
Issuance of shares to settle convertible debentures (Shares)		362,593
Net loss for the year							(2,177,278)	(2,177,278)
Ending Balance at Jun. 30, 2007	5	187	14,769,899				(15,859,968)	(1,089,877)
Ending Balance (Shares) at Jun. 30, 2007	500,000	18,639,102
Issuance of stock for cash at $0.75 per share		3	299,997					300,000
Issuance of stock for cash at $0.75 per share (Shares)		316,000
Fair value of stock options granted			578,932					578,932
Net loss for the year							(1,216,504)	(1,216,504)
Ending Balance at Jun. 30, 2008	5	190	15,648,828				(17,076,472)	(1,427,449)
Ending Balance (Shares) at Jun. 30, 2008	500,000	18,955,102
Share issuance costs			(2,767)					(2,767)
Issuance of shares to settle convertible debentures		155	2,980,208					2,980,363
Issuance of shares to settle convertible debentures (Shares)		15,513,978
Issuance of stock for cash at $0.30 per share		13	489,987					490,000
Issuance of stock for cash at $0.30 per share (Shares)		1,290,333
Issuance of stock for cash at $0.04 per share		149	755,851		(56,000)			700,000
Issuance of stock for cash at $0.04 per share (Shares)		14,931,000
Net loss for the year							(2,851,743)	(2,851,743)
Ending Balance at Jun. 30, 2009	5	507	19,872,107		(56,000)		(19,928,215)	(111,596)
Ending Balance (Shares) at Jun. 30, 2009	500,000	50,690,413
Fair value of stock options granted			362,614					362,614
Issuance of stock for cash at $0.04 per share		112	568,888					569,000
Issuance of stock for cash at $0.04 per share (Shares)		11,237,750
Subscriptions received					56,000			56,000
Net loss for the year							(1,057,272)	(1,057,272)
Ending Balance at Jun. 30, 2010	5	619	20,803,609				(20,985,487)	(181,254)
Ending Balance (Shares) at Jun. 30, 2010	500,000	61,928,163
Share issuance costs			(44,477)					(44,477)
Rounding due to stock split (Shares)		243
Issuance of stock for cash at CDN$0.35 per unit		35	1,258,572					1,258,607
Issuance of stock for cash at CDN$0.35 per unit (Shares)		3,447,315
Fair value of share purchase warrants recorded as derivative liabilities			(396,850)					(396,850)
Subscriptions received				300,000				300,000
Net loss for the year							(852,281)	(852,281)
Ending Balance at Jun. 30, 2011	5	654	21,620,854	300,000			(21,837,768)	83,745
Ending Balance (Shares) at Jun. 30, 2011	500,000	65,375,721
Share issuance costs			(225,342)					(225,342)
Issuance of stock pursuant to a mineral property agreement		3	48,747					48,750
Issuance of stock pursuant to a mineral property agreement (Shares)		300,000
Issuance of stock for cash at CDN$0.35 per unit		30	1,101,472	(300,000)				801,502
Issuance of stock for cash at CDN$0.35 per unit (Shares)		3,021,213
Fair value of share purchase warrants recorded as derivative liabilities			(275,848)					(275,848)
Agents compensation options granted			24,387					24,387
Repurchase and cancellation of preferred stock	(5)		(14,995)					(15,000)
Repurchase and cancellation of preferred stock (Shares)	(500,000)
Net loss for the year							(597,845)	(597,845)
Ending Balance at Jun. 30, 2012		$ 687	$ 22,279,275				$ (22,435,613)	$ (155,651)
Ending Balance (Shares) at Jun. 30, 2012		68,696,934

Basis of Presentation	18 Months Ended
Dec. 31, 2012
Basis of Presentation [Text Block]
1.	Basis of Presentation

These interim unaudited financial statements of Canyon Copper Corp. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Securities and Exchange Commission (“SEC”) Form 10-Q. They do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. Therefore, these financial statements should be read in conjunction with the Company’s audited financial statements and notes thereto for the year ended June 30, 2012, included in the Company’s Annual Report on Form 10-K filed on September 28, 2012 with the SEC.

The financial statements included herein are unaudited; however, they contain all normal recurring accruals and adjustments that, in the opinion of management, are necessary to present fairly the Company’s financial position at December 31, 2012, and the results of its operations and cash flows for the six months ended December 31, 2012. The results of operations for the three months and six months ended December 31, 2012, are not necessarily indicative of the results to be expected for future quarters or the full year.

The Company has been in the exploration stage since its formation in January 2000 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mineral properties. Upon location of a commercial mineable reserve, the Company will actively prepare the site for extraction and enter a development stage. At present, management devotes most of its activities to raising sufficient funds to further explore and develop its mineral properties. Planned principal activities have not yet begun. The ability of the Company to emerge from the exploration stage with respect to any planned principal business activity is dependent upon its successful efforts to raise additional debt or equity financing and/or attain profitable mining operations. As at December 31, 2012, the Company has not generated any revenue, has a working capital deficiency of $551,037, and has accumulated losses of $23,031,631 since inception. The Company also has significant mineral property acquisition and exploration commitments. There is no guarantee that the Company will be able to complete any of the above objectives. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern

Nature of Operations and Continuance of Business	12 Months Ended
Jun. 30, 2012
Nature of Operations and Continuance of Business [Text Block]
1.	Nature of Operations and Continuance of Business

Canyon Copper Corp., (the “Company”), was incorporated in the State of Nevada, U.S.A. on January 21, 2000 under the name Aberdene Mines Limited. On August 7, 2006, the Company changed its name to Canyon Copper Corp. The Company is an exploration stage company, as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities”. The Company’s principal business plan is to acquire, explore and develop mineral properties and ultimately seek earnings by exploiting mineral claims.

The Company has been in the exploration stage since its formation in January 2000 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mineral properties. Upon location of a commercial mineable reserve, the Company will actively prepare the site for extraction and enter a development stage. At present, management devotes most of its activities to raising sufficient funds to further explore and develop its mineral properties. Planned principal activities have not yet begun. The ability of the Company to emerge from the exploration stage with respect to any planned principal business activity is dependent upon its successful efforts to raise additional debt or equity financing and/or attain profitable mining operations. As at June 30, 2012, the Company has not generated any revenue and has accumulated losses of $22,435,613 since inception. The Company also has significant mineral property acquisition and exploration commitments. There is no guarantee that the Company will be able to complete any of the above objectives. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

Management’s plan for the next twelve months is to continue initial exploration activities on the New York Canyon Project in Nevada and the Moonlight Property in Plumas County, California. The agreements pursuant to which the Company acquired its interests in the New York Canyon Project provide for a series of cash payments and annual filing maintenance costs. If the Company fails to make such payments or expenditures in a timely fashion, it may lose its interest in those properties. As at June 30, 2012, the Company had cash of $718,907 on hand, and for the next twelve months, management anticipates that the minimum cash requirements to fund its proposed exploration program and continued operations will be $1,134,000. Accordingly, the Company does not have sufficient funds to meet planned expenditures over the next twelve months. There is no assurance that the Company will be able to raise sufficient cash to fund its future exploration programs and operational expenditures.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Significant Accounting Policies [Text Block]
2.	Significant Accounting Policies

(a)	Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As at December 31, 2012 and 2011, the Company had no items that represent comprehensive income or loss.

(b)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

2.	Summary of Significant Accounting Policies

	(a)	Basis of Presentation

These financial statements and related notes are prepared in conformity with accounting principles generally accepted in the United States and are expressed in U.S. dollars.

	(b)	Use of Estimates

The preparation of financial statements in accordance with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses in the reporting period. The Company regularly evaluates estimates and assumptions related to long-lived assets, mineral property costs, fair values of derivative liabilities, stock-based compensation, and deferred income tax asset valuations. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

	(c)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.
(d)	Investment Securities

The Company reports investments in debt and marketable equity securities at fair value based on quoted market prices or, if quoted prices are not available, discounted expected cash flows using market rates commensurate with credit quality and maturity of the investment. All investment securities are designated as available for sale with unrealized gains and losses included in stockholders' equity. Unrealized losses that are other than temporary are recognized in earnings. Realized gains and losses are accounted for on the specific identification method.

The Company periodically reviews these investments for other-than-temporary declines in fair value based on the specific identification method and writes down investments to their fair value when an other-than- temporary decline has occurred. When determining whether a decline is other-than-temporary, the Company examines (i) the length of time and the extent to which the fair value of an investment has been lower than its carrying value: (ii) the financial condition and near-term prospects of the investee, including any specific events that may influence the operations of the investee such as changes in technology that may impair the earnings potential of the investee: and (iii) the Company’s intent and ability to retain its investment in the investee for a sufficient period of time to allow for any anticipated recovery in market value. The Company generally believes that an other-than-temporary decline has occurred when the fair value of the investment is below the carrying value for one year, absent of evidence to the contrary.

(e)	Mineral Property Costs

The Company has been in the exploration stage since its inception and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition and exploration of mining properties. Mineral property exploration costs are expensed as incurred. Mineral property acquisition costs are initially capitalized. The Company assesses the carrying costs for impairment under ASC 360, “Property, Plant, and Equipment” at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs then incurred to develop such property, are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.

(f)	Long-Lived Assets

In accordance with ASC 360 , “ Property Plant and Equipment”, the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

(g)	Asset Retirement Obligations

The Company accounts for asset retirement obligations in accordance with the provisions of ASC 440, “Asset Retirement and Environmental Obligations” which requires the Company to record the fair value of an asset retirement obligation as a liability in the period in which it incurs a legal obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development, and/or normal use of the assets.

(h)	Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, “Income Taxes”. The asset and liability method provides that deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial reporting and tax bases of assets and liabilities, and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using the currently enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records a valuation allowance to reduce deferred tax assets to the amount that is believed more likely than not to be realized.

As of June 30, 2012 and 2011, the Company did not have any amounts recorded pertaining to uncertain tax positions.

The Company files federal and provincial income tax returns in Canada and federal, state and local income tax returns in the U.S., as applicable. The Company may be subject to a reassessment of federal and provincial income taxes by Canadian tax authorities for a period of three years from the date of the original notice of assessment in respect of any particular taxation year. For Canadian and U.S. income tax returns, the open taxation years range from 2008 to 2011. In certain circumstances, the U.S. federal statute of limitations can reach beyond the standard three year period. U.S. state statutes of limitations for income tax assessment vary from state to state. Tax authorities of Canada and U.S. have not audited any of the Company’s income tax returns for the open taxation years noted above.

The Company recognizes interest and penalties related to uncertain tax positions in tax expense. During the years ended June 30, 2012 and 2011, there were no charges for interest or penalties.

(j)	Foreign Currency Translation

The functional and reporting currency of the Company is the United States dollar. Occasional transactions may occur in a foreign currency and the Company has adopted ASC 740, “Foreign Currency Translation Matters ”. Monetary assets and liabilities denominated in foreign currencies are translated to United States dollars using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

(k)	Financial Instruments and Fair Value Measures

ASC 820, “Fair Value Measurements and Disclosures” requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company’s financial instruments consist principally of cash, accounts payable and accrued liabilities, amounts due to related parties, and derivative liabilities. Pursuant to ASC 820, the fair value of cash is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets, and the fair value of derivative liabilities is determined based on “Level 2” inputs, which consist of model-derived valuations in which significant inputs are derived from observable market data. The recorded values of all other financial instruments approximate their current fair values because of their nature and respective maturity dates or durations.

(l)	Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As at June 30, 2012 and 2011, the Company had no items that represent comprehensive income or loss.

(m)	Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive. As a June 30, 2012, the Company had 6,466,683 (2011 – 5,272,076) potentially dilutive shares outstanding.

(n)	Stock-based Compensation

The Company records stock-based compensation in accordance with ASC 718, “Compensation – Stock Based Compensation” and ASC 505, “Equity Based Payments to Non-Employees”, which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based awards made to employees and directors, including stock options.

ASC 718 requires companies to estimate the fair value of share-based awards on the date of grant using an option-pricing model. The Company uses the Black-Scholes option-pricing model as its method of determining fair value. This model is affected by the Company’s stock price as well as assumptions regarding a number of subjective variables. These subjective variables include, but are not limited to the Company’s expected stock price volatility over the term of the awards, and actual and projected employee stock option exercise behaviours. The value of the portion of the award that is ultimately expected to vest is recognized as an expense in the statement of operations over the requisite service period.

All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

(o)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Mineral Properties	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Mineral Properties [Text Block]

3.	Mineral Properties

(a)

On July 21, 2004, the Company entered into a fifteen-year renewable lease agreement, which gives the Company the right of exploration for and production of minerals in eighteen mineral claims owned by the lessor. The mineral claims are located within the area of the Company’s New York Canyon Copper Project. Under the terms of the agreement, the Company must make cash payments of $25,000 on execution of the agreement (paid). On the first anniversary of the execution of the agreement, the Company must make payments to the lessor of $1,000 per month, $2,000 per month after the second anniversary and $3,000 per month after the third anniversary for as long as the lease is in effect. In addition, at six and twenty-four months after the execution of the agreement, the Company will give the lessor, respectively, 10,000 shares (issued at a fair value of $3,500 in fiscal 2005) and 15,000 shares (issued at a fair value of $7,950 in fiscal 2007) of the Company’s common stock. This agreement is subject to a Net Smelter Interest payable to two parties ( 1.75% Net Smelter Royalty (“NSR”) + 0.5% NSR). The 1.75% is terminated upon payments of $2,000,000 ; then the second party will retain 1.5% NSR which will revert to 0.5% after an additional $2,000,000 is paid.

(b)

On November 25, 2011, the Company entered into an Assignment Agreement with Metamin Enterprises Inc., a company controlled by the President of the Company, (the “Assignor”), to acquire the Assignor’s interest in an Option Agreement between the Assignor and Metamin Enterprises USA Inc. (the “Optionor”), a wholly-owned subsidiary of the Assignor, in respect of certain mineral claims, known as the Moonlight Property, located in Plumas County, California. On January 19, 2012, the Company closed the Assignment Agreement with the Assignor and Optionor. In consideration for the assignment, the Company is required to make the following payments to the Assignor:

(i)	Cash payments:
$15,000 on the TSX Venture Exchange acceptance date (paid);
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

In addition, the Company agreed to reimburse the Assignor for annual maintenance and exploration expenses previously incurred on the property, which amount cannot exceed $200,000. The Assignor will retain a 1% net smelter return on metals extracted from the property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals.

Upon closing of the Assignment Agreement, the Company will assume all of the Assignor’s rights and obligations under the Option Agreement, and will be required to make the following payments to the Optionor in order to maintain and exercise the option:

(i)	Cash payments:
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

(iii)	Exploration expenditures:
$100,000 on or before February 18, 2013.

The Optionor will retain a 1% net smelter return on the metals extracted from the Moonlight Property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals.

3.	Mineral Properties

(a)

The Company owns a 100% interest, subject to a 2% net smelter royalty, in the New York Canyon Copper Project located in Mineral County, Nevada. The Company acquired its interest by making cash payments of $460,000, issuing 2,000,000 shares at a fair value of $1,495,000, and incurring $2,000,000 in exploration expenditures.

(b)

On October 9, 2004, a lease agreement was entered into with Tammy Gentry and Pat Hannigan on the Copper Queen #2 patented claim located within the overall New York Canyon property. The term of the lease is nine years. As required by the lease agreement, there was an initial payment of $1,000, with quarterly payments of $1,500 commencing October 1, 2004. On September 30, 2011, the Company exercised its right to purchase the claim for $50,000 and all quarterly payments made were applied to the purchase price.

(c)

On January 1, 2005, a lease agreement was entered into with Clifford DeGraw and Richard Markiewicz on the Mildred and Copper Queen #1 patented claims located within the overall New York Canyon property. The term of the lease is seven years. As required by the lease agreement, there was an initial payment of $2,500, with quarterly payments commencing April 1, 2005 and required so long as the lease agreement remains in effect as follows: $2,500 per quarter during the first year; $3,500 per quarter during the second year; $4,000 per quarter during the third year; $5,000 per quarter during the fourth year; and $7,500 per quarter thereafter. On June 20, 2011, the Company exercised its right to purchase the claims for $130,000 and all quarterly payments made were applied to the purchase price.

(d)

On July 21, 2004, the Company entered into a fifteen-year renewable lease agreement, which gives the Company the right of exploration for and production of minerals in eighteen mineral claims owned by the lessor. The mineral claims are located within the area of the Company’s New York Canyon Copper Project. Under the terms of the agreement, the Company must make cash payments of $25,000 on execution of the agreement (paid). On the first anniversary of the execution of the agreement, the Company must make payments to the lessor of $1,000 per month, $2,000 per month after the second anniversary and $3,000 per month after the third anniversary for as long as the lease is in effect. In addition, at six and twenty-four months after the execution of the agreement, the Company will give the lessor, respectively, 10,000 shares (issued at a fair value of $3,500 in fiscal 2005) and 15,000 shares (issued at a fair value of $7,950 in fiscal 2007) of the Company’s common stock. This agreement is subject to a Net Smelter Interest payable to two parties ( 1.75% Net Smelter Royalty (“NSR”) + 0.5% NSR). The 1.75% is terminated upon payments of $2,000,000 ; then the second party will retain 1.5% NSR which will revert to 0.5% after an additional $2,000,000 is paid.

(e)

On August 5, 2010, the Company entered into a Purchase and Sale Agreement with a company with common directors and officers, whereby the Company sold 39 mineral claims located in the Mineral County, Nevada, for consideration of $10 and the retention of a 2% net smelter return royalty.

(f)

On November 25, 2011, the Company entered into an Assignment Agreement with Metamin Enterprises Inc., a company controlled by the President of the Company, (the “Assignor”), to acquire the Assignor’s interest in an Option Agreement between the Assignor and Metamin Enterprises USA Inc. (the “Optionor”), a wholly-owned subsidiary of the Assignor, in respect of certain mineral claims, known as the Moonlight property, located in Plumas County, California. On January 19, 2012, the Company closed the Assignment Agreement with the Assignor and Optionor. In consideration for the assignment, the Company is required to make the following payments to the Assignor:

	(i)	Cash payments:
$15,000 on the TSX Venture Exchange acceptance date (paid);
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

	(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

In addition, the Company agreed to reimburse the Assignor for annual maintenance and exploration expenses previously incurred on the property, which amount cannot exceed $200,000. The Assignor will retain a 1% net smelter return on metals extracted from the property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals. Upon closing of the Assignment Agreement, the Company will assume all of the Assignor’s rights and obligations under the Option Agreement, and will be required to make the following payments to the Optionor in order to maintain and exercise the option:

	(i)	Cash payments:
$25,000 on or before February 18, 2012 (paid);
$25,000 on or before February 18, 2013; and
An annual advanced royalty, which shall be deductible from future royalty payments, of the $15,000 commencing on February 18, 2014 and payable every year thereafter.

	(ii)	Share payments:
75,000 shares of common stock on the TSX Venture Exchange acceptance date (issued);
75,000 shares of common stock on or before February 18, 2012 (issued);
150,000 shares of common stock on or before February 18, 2013; and
200,000 shares of common stock on or before February 18, 2014.

	(iii)	Exploration expenditures:
$100,000 on or before February 18, 2013.

The Optionor will retain a 1% net smelter return on the metals extracted from the Moonlight property, which can be repurchased for $1,000,000, and a gross overriding royalty of 2.5% on receipts from the sale of industrial minerals.

Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Related Party Transactions [Text Block]
4.	Related Party Transactions

(a)

As at December 31, 2012, the Company was indebted to the Chief Executive Officer (“CEO”) of the Company for $286,203 (Cdn$285,000) (June 30, 2012 - $269,872 (Cdn$275,000)). The amount due is non- interest bearing, unsecured and due on demand.

	(b)	As at December 31, 2012, the Company was indebted to the former CEO of the Company for $539,430 (Cdn$537,167) (June 30, 2012 - $513,757 (Cdn$522,322)), which consists of the following amounts:

		(i)	$276,160 (Cdn$275,000) (June 30, 2012 - $269,872 (Cdn$275,000)) for management fees, which is non-interest bearing, unsecured and due on demand;

(ii)

$75,316 (Cdn$75,000) (June 30, 2012 - $73,602 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on May 22, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the former CEO to extend the term of the loan to May 22, 2014. As at December 31, 2012, accrued interest of $23,833 (Cdn$23,733) (June 30, 2012 - $17,725 (Cdn$18,062)) is owing on this loan.

(iii)

$50,000 (June 30, 2012 - $50,000) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on April 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the former CEO to extend the term of the loan to April 1, 2014. As at December 31, 2012, accrued interest of $16,767 (June 30, 2012 - $12,986) is owing on this loan.

(iv)

$75,316 (Cdn$75,000) (June 30, 2012 - $73,602 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and is due on July 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the former CEO to extend the term of the loan to July 1, 2014. As at December 31, 2012, accrued interest of $22,038 (Cdn$21,945) (June 30, 2012 - $15,970 (Cdn$16,274)) is owing on this loan.

(c)

During the six months ended December 31, 2012, the Company incurred management fees of $nil (2011 - $29,909), $30,202 (2011 - $29,909), and $53,907 (2011 - $37,670) to the former CEO of the Company, CEO of the Company, and Chief Financial Officer, respectively.

(d)	During the six months ended December 31, 2012, the Company incurred rent of $21,073 (2011 - $9,052) to a company with common officers and directors.

(e)	During the six months ended December 31, 2012, the Company incurred interest expense of $15,200 (2011 - $15,111) to the former CEO of the Company.

4.	Related Party Transactions

(a)

As at June 30, 2012, the Company was indebted to the President of the Company for $269,872 (Cdn$275,000) (2011 - $222,983 (Cdn$215,000)). The amount due is non-interest bearing, unsecured and due on demand.

	(b)	As at June 30, 2012, the Company was indebted to the Chief Executive Officer (“CEO”) of the Company for $513,757 (Cdn$522,322) (2011 - $446,229 (Cdn$413,209)), which consists of the following amounts:

(i) $269,873 (Cdn$275,000) (2011 - $222,983 (Cdn$215,000)) for management fees, which is non- interest bearing, unsecured and due on demand;

(ii)

$73,602 (Cdn$75,000) (2011 - $77,784 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on May 22, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the CEO to extend the term of the loan to May 22, 2014. As at June 30, 2012, accrued interest of $17,725 (Cdn$18,062) (2011 - $7,033 (Cdn$6,780)) is owing on this loan.

(iii)

$50,000 (2011 - $50,000) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and was due on April 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the CEO to extend the term of the loan to April 1, 2014. As at June 30, 2012, accrued interest of $12,986 (2011 - $5,466) is owing on this loan.

(iv)

$73,602 (Cdn$75,000) (2011 - $77,784 (Cdn$75,000)) in advances for working capital purposes which bears interest at 15% per annum, is secured by a promissory note, and is due on July 1, 2012. On May 17, 2012, the Company entered into a First Amendment to Loan Agreement with the CEO to extend the term of the loan to July 1, 2014. As at June 30, 2012, accrued interest of $15,970 (Cdn$16,274) (2011 - $5,179 (Cdn$4,993)) is owing on this loan.

(c)

During the year ended June 30, 2012, the Company incurred management fees of $59,744 (2011 - $60,497), $59,744 (2011 - $60,497), and $91,210 (2011 - $74,173) to the Chief Executive Officer of the Company, President of the Company, and Chief Financial Officer, respectively.

	(d)	During the year ended June 30, 2012, the Company incurred rent of $26,017 (2011 - $17,957) to a company with common officers and directors.

	(e)	During the year ended June 30, 2012, the Company incurred interest of $30,009 (2011 - $17,490) to the Chief Executive Officer of the Company.

Derivative Liabilities	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Derivative Liabilities [Text Block]
5.	Derivative Liabilities

The Company has share purchase warrants that were issued in private placements which have exercise prices denominated in Canadian dollars which differs from the Company’s functional currency (U.S. dollars). As a result, these share purchase warrants cannot be considered to be indexed to the Company’s own stock and accordingly must be accounted for as derivative liabilities with changes in fair value recorded in the statement of operations.

The fair value of the derivative liability for the 1,674,730 share purchase warrants exercisable at Cdn$0.50 per share issued on May 11, 2011 was $385,694. The fair value of the derivative liability for the 48,928 share purchase warrants exercisable at Cdn$0.50 per share issued on June 8, 2011 was $11,156. The fair value of the derivative liability for the 428,571 share purchase warrants exercisable at Cdn$0.50 per share issued on July 8, 2011 was $89,267. The fair value of the derivative liability for the 1,082,036 share purchase warrants exercisable at Cdn$0.50 per share issued on July 13, 2011 was $186,581.

The fair values of these share purchase warrants as at December 31, 2012 and June 30, 2012 are as follows:

	December 31,	June 30,
	2012	2012
	$	$

1,674,730 warrants expiring on November 10, 2012	–	2,738
48,928 warrants expiring on December 7, 2012	–	135
428,571 warrants expiring on January 8, 2013	–	1,492
1,082,036 warrants expiring on January 13, 2013	–	4,042

	–	8,407

During the six months ended December 31, 2012, the Company recorded a gain on the change in fair value of the derivative liabilities of $8,407.

The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The following table shows the weighted average assumptions used in the calculations:

		Risk-free	Expected	Expected
	Expected	Interest	Dividend	Life (in
	Volatility	Rate	Yield	years)
As at issuance date:
1,674,730 warrants expiring on November 10, 2012	175%	0.37%	0%	1.5
48,928 warrants expiring on December 7, 2012	172%	0.29%	0%	1.5
428,571 warrants expiring on January 8, 2013	173%	0.29%	0%	1.5
1,082,036 warrants expiring on January 13, 2013	173%	0.27%	0%	1.5
Weighted average as at June 30, 2012	133%	0.16%	0%	0.5
Weighted average as at December 31, 2012	67%	0.02%	0%	0.03

5.	Derivative Liabilities

The Company has share purchase warrants that were issued in private placements which have exercise prices denominated in Canadian dollars which differs from the Company’s functional currency (U.S. dollars). As a result, these share purchase warrants cannot be considered to be indexed to the Company’s own stock and accordingly must be accounted for as derivative liabilities with changes in fair value recorded in the statement of operations.

The fair value of the derivative liability for the 1,674,730 share purchase warrants exercisable at Cdn$0.50 per share issued on May 11, 2011 was $385,694. The fair value of the derivative liability for the 48,928 share purchase warrants exercisable at Cdn$0.50 per share issued on June 8, 2011 was $11,156. The fair value of the derivative liability for the 428,571 share purchase warrants exercisable at Cdn$0.50 per share issued on July 8, 2011 was $89,267. The fair value of the derivative liability for the 1,082,036 share purchase warrants exercisable at Cdn$0.50 per share issued on July 13, 2011 was $186,581.

The fair values of these share purchase warrants as at June 30, 2012 and 2011 are as follows:

	2012	2011
	$	$

1,674,730 warrants expiring on November 10, 2012	2,738	378,707
48,928 warrants expiring on December 7, 2012	135	11,119
428,571 warrants expiring on January 8, 2013	1,492	–
1,082,036 warrants expiring on January 13, 2013	4,042	–

	8,407	389,826

During the year ended June 30, 2012, the Company recorded a gain on the change in fair value of the derivative liabilities of $657,267.

The Company uses the Black-Scholes option pricing model to calculate the fair values of the derivative liabilities. The following table shows the weighted average assumptions used in the calculations:

		Risk-free	Expected	Expected
	Expected	Interest	Dividend	Life (in
	Volatility	Rate	Yield	years)
As at issuance date:
1,674,730 warrants expiring on November 10, 2012	175%	0.37%	0%	1.5
48,928 warrants expiring on December 7, 2012	172%	0.29%	0%	1.5
428,571 warrants expiring on January 8, 2013	173%	0.29%	0%	1.5
1,082,036 warrants expiring on January 13, 2013	173%	0.27%	0%	1.5
Weighted average as at June 30, 2012	133%	0.16%	0%	0.5

Common Stock	12 Months Ended
Jun. 30, 2012
Common Stock [Text Block]
6.	Common Stock

Stock transactions for the year ended June 30, 2012:

(a)

On July 8, 2011, the Company issued 857,142 units at Cdn$0.35 per unit for proceeds of $312,272 (Cdn$300,000) to a company controlled by the CEO of the Company. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole share purchase warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until January 8, 2013. Subject to the terms and conditions of the warrants, the Company may accelerate the expiry date of the warrants if the Company’s shares close at a price equal to or greater than Cdn$0.60 for 10 consecutive trading days. If the Company elects to exercise its accelerated expiry date, the accelerated expiry date will be 30 days after the Company sends out the notice of acceleration. The fair value of the derivative liability associated with the share purchase warrants issued as part of the private placement was estimated at $89,267 using the Black-Scholes option-pricing model. Refer to Note 5.

(b)

On July 13, 2011, the Company issued 2,164,071 units at Cdn$0.35 per unit for total proceeds of $789,230 (Cdn$757,425) pursuant to a non-brokered private placement. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole share warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until January 13, 2013. Subject to the terms and conditions of the warrants, the Company may accelerate the expiry date of the warrants if the Company’s shares close at a price equal to or greater than Cdn$0.60 for 10 consecutive trading days. If the Company elects to exercise its accelerated expiry date, the accelerated expiry date will be 30 days after the Company sends out the notice of acceleration. Pursuant to the private placement, the Company recorded share issuance costs of $225,342 which consisted of cash payments of $200,959 and 129,844 agent’s compensation options granted with a fair value of $24,387. The agent’s compensation options were granted with an exercise price of Cdn$0.35 per unit. Each unit consisted of one share of common stock and one-half of one share purchase warrant with each whole share purchase warrant exercisable at Cdn$0.50 per share expiring on January 13, 2013. The fair value of these agent’s compensation options was estimated at the date of grant using the Black-Scholes option-pricing model assuming an expected life of 1.5 years, a risk- free rate of 0.27%, an expected volatility of 173%, and a 0% dividend yield. The weighted average fair value of the agent’s compensation options was $0.19 per option. The fair value of the derivative liability associated with the share purchase warrants issued as part of the private placement was estimated at $186,581 using the Black-Scholes option-pricing model. Refer to Note 5.

(c)	On January 19, 2012, the Company issued 150,000 shares of common stock with a fair value of $26,250 pursuant to an assignment agreement to acquire the Moonlight property. Refer to Note 3(f).

(d)	On February 16, 2012, the Company issued 150,000 shares of common stock with a fair value of $22,500 pursuant to an assignment agreement to acquire the Moonlight property. Refer to Note 3(f).

Stock transactions for the year ended June 30, 2011:

(a)

On November 24, 2010, the Company effected a 79-for-100 reverse stock split of the authorized, issued and outstanding common stock. As a result, the authorized share capital decreased from 166,666,666 shares of common stock with a par value of $0.00001 per share to 131,666,666 shares of common stock with a par value of $0.00001 per share. All share amounts have been retroactively adjusted for all periods presented.

(b)

On May 11, 2011, the Company issued 3,349,459 units at a price of Cdn$0.35 per unit for proceeds of $1,223,579. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until November 10, 2012.

(c)

On June 8, 2011, the Company issued 97,859 units at a price of Cdn$0.35 per unit for proceeds of $35,027. Each unit consisted of one share of common stock and one-half of one share purchase warrant, with each whole warrant entitling the holder to purchase an additional share of common stock at Cdn$0.50 per share until December 7, 2012.

(d)	During the year ended June 30, 2011, the Company received $300,000 which was included in common stock subscribed as at June 30, 2011.

Preferred Stock	12 Months Ended
Jun. 30, 2012
Preferred Stock [Text Block]
7.	Preferred Stock

On October 20, 2011, the Company entered into a stock repurchase agreement, whereby the Company repurchased 500,000 Series A, 0% Convertible Preferred Stock of the Company in consideration for $15,000. On November 4, 2011, the Company cancelled the 500,000 shares of preferred stock.

Stock Options	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Stock Options [Text Block]
6.	Stock Options

On August 21, 2009 (as amended on May 4, 2011), the Board of Directors of the Company adopted the Company’s 2009 Stock Option Plan (the “Plan”). The Plan is administered by the Board of Directors. Stock options granted under the Plan have a maximum term of five years. The aggregate number of shares of the Company’s common stock available for issuance under the 2009 Plan is 10% of the Company’s issued and outstanding shares. As at December 31, 2012, the Company had 4,183,693 stock options available for granting pursuant to the 2009 Plan.

A summary of the Company’s stock option activity is as follows:

		Weighted
		Average	Aggregate
		Exercise	Intrinsic
	Number of	Price	Value
	Options	$	$

Outstanding, June 30, 2012	3,232,418	0.27

Expired	(546,418)	0.95

Outstanding, December 31, 2012	2,686,000	0.13	–

Additional information regarding stock options outstanding as at December 31, 2012 is as follows:

Outstanding and exercisable
Weighted
		average	Weighted
Range of		remaining	average
exercise prices	Number of	contractual life	exercise price
$	shares	(years)	$

0.13	2,686,000	1.6	0.13

8.	Stock Options

On August 21, 2009 (as amended on May 4, 2011), the Board of Directors of the Company adopted the Company’s 2009 Stock Option Plan (the “Plan”). The Plan is administered by the Board of Directors. Stock options granted under the Plan have a maximum term of five years. The aggregate number of shares of the Company’s common stock available for issuance under the 2009 Plan is 10% of the Company’s issued and outstanding shares. As at June 30, 2012, the Company had 3,637,276 stock options available for granting pursuant to the 2009 Plan.

A summary of the Company’s stock option activity is as follows:

		Weighted
		Average	Aggregate
		Exercise	Intrinsic
	Number of	Price	Value
	Options	$	$

Outstanding, June 30, 2010 and 2011	3,548,418	0.27

Forfeited	(316,000)	0.34

Outstanding, June 30, 2012	3,232,418	0.27	–

Additional information regarding stock options outstanding as at June 30, 2012 is as follows:

	Outstanding and exercisable
		Weighted
		average	Weighted
Range of		remaining	average
exercise prices	Number of	contractual life	exercise price
$	shares	(years)	$

0.13	2,686,000	2.1	0.13
0.95	546,418	0.4	0.95

	3,232,418	1.8	0.27

Share Purchase Warrants	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Share Purchase Warrants [Text Block]
7.	Share Purchase Warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance, June 30, 2012	3,234,265	Cdn$0.50

Expired	(1,723,658)	Cdn$0.50

Balance, December 31, 2012	1,510,607	Cdn$0.50

As at December 31, 2012, the following share purchase warrants were outstanding:

Number of	Exercise
Warrants	Price	Expiry Date

428,571	Cdn$0.50	January 8, 2013
1,082,036	Cdn$0.50	January 13, 2013

1,510,607

9.	Share Purchase Warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

		Weighted
		Average
	Number of	Exercise
	Warrants	Price
Balance, June 30, 2010	9,047,321	$0.13
Issued	1,723,658	Cdn$0.50
Expired	(9,047,321)	$0.13
Balance, June 30, 2011	1,723,658	Cdn$0.50
Issued	1,510,607	Cdn$0.50
Balance, June 30, 2012	3,234,265	Cdn$0.50

As at June 30, 2012, the following share purchase warrants were outstanding:

Number of	Exercise
Warrants	Price	Expiry Date

1,674,730	Cdn$0.50	November 10, 2012
48,928	Cdn$0.50	December 7, 2012
428,571	Cdn$0.50	January 8, 2013
1,082,036	Cdn$0.50	January 13, 2013

3,234,265

Contingent Liability	6 Months Ended
Dec. 31, 2012
Contingent Liability [Text Block]
10.	Contingent Liability

On January 23, 2007, Focused Investor Relations Marketing Inc. commenced an action in Ontario, Canada against the Company seeking payment in the amount of $84,000 pursuant to an oral agreement. This action was dismissed by the Ontario Superior Court of Justice during the year ended June 30, 2012.

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Taxes [Text Block]
11.	Income Taxes

The Company has net operating losses carried forward of $7,668,530 available to offset taxable income in future years which expire beginning in fiscal 2020.

The Company is subject to United States federal and state income taxes at an approximate rate of 35%. The reconciliation of the provision for income taxes at the United States federal statutory rate compared to the Company’s income tax expense as reported is as follows:

	2012	2011
	$	$
Net loss before income taxes	(597,845)	(852,281)
Income tax rate	35%	35%
Income tax recovery	209,246	298,298
Permanent differences and other	212,981	2,459
Change in valuation allowance	(422,227)	(300,757)
Provision for income taxes	–	–
The significant components of deferred income tax assets and liabilities at June 30, 2012 and 2011 are as follows:

	2012	2011
	$	$

Mineral property costs	2,998,808	2,831,499
Net operating losses carried forward	2,683,986	2,429,068
Valuation allowance	(5,682,794)	(5,260,567)

Net deferred income tax asset	–	–

As at June 30, 2012, the Company is in arrears on filing its statutory corporate income tax returns and the amounts presented above are based on estimates. The actual losses available could differ from these estimates.

Supplemental Cash Flow Information	12 Months Ended
Jun. 30, 2012
Supplemental Cash Flow Information [Text Block]
12.	Supplemental Cash Flow Information

			Accumulated from
			January 21, 2000
	Year Ended	Year Ended	(date of inception)
	June 30,	June 30,	to June 30,
	2012	2011	2012
	$	$	$

Non-cash Investing and Financing Activities:

Preferred stock issued for investment securities	–	–	1,535,575
Investment securities used to pay the finder’s fee for the
preferred stock issuance	–	–	153,557
Common stock issued to settle debt	–	–	3,528,100
Common stock issued for mineral property lease	48,750	–	2,383,242

Supplemental Disclosures:

Interest paid	–	–	98,850
Income taxes paid	–	–	–

Subsequent Event	6 Months Ended
Dec. 31, 2012
Subsequent Event [Text Block]
8.	Subsequent Event

On January 24, 2013, the Company entered into an option agreement with Sandfield Resources Ltd. (“Sandfield”) whereby Sandfield has the right to earn up to a 70% interest in the Moonlight Property.

Under the terms of the agreement, Sandfield will earn a 60% interest in the Moonlight Property (the “Initial Interest”) by paying a total of Cdn$375,000, issuing 3,000,000 common shares, and incurring exploration expenditures of Cdn$1,600,000 as follows:

Cash consideration to be paid:
Cdn$125,000 to be paid upon approval by the TSX Venture Exchange;
a further $125,000 to be paid on or before January 24, 2015; and
a further $125,000 to be paid on or before January 24, 2016.

Share consideration to be paid:

500,000 common shares to be issued on the date Sandfield lists its common shares on the TSX Venture Exchange; and
a further 2,500,000 shares to be issued on or before January 24, 2016.

Exploration expenditures to be incurred:

Cdn$100,000 on or before May 31, 2013;
a further Cdn$500,000 on or before January 24, 2013; and
a further Cdn$1,000,000 on or before January 24, 2016.

Sandfield can earn an additional 10% interest in the Moonlight Property (the “Secondary Interest”) by issuing the Company 1,000,000 common shares and incurring an additional Cdn$3,000,000 of exploration expenditures on or before January 24, 2018.

Subject to Sandfield exercising the Initial Interest, the Company and Sandfield will form a joint venture for the purpose of carrying out further exploration and development of the Moonlight Property on the earlier of Sandfield exercising the Secondary Interest and January 24, 2018.

Sandfield will be responsible for all payments and share issuances required by the underlying option and assignment agreements and maintaining the mineral claims in good standing.

Summary of Significant Accounting Policies (Policies)	6 Months Ended
Dec. 31, 2012
Comprehensive Loss [Policy Text Block]

(a)	Comprehensive Loss

ASC 220, “Comprehensive Income” establishes standards for the reporting and display of comprehensive income and its components in the financial statements. As at December 31, 2012 and 2011, the Company had no items that represent comprehensive income or loss.

Recent Accounting Pronouncements [Policy Text Block]

(b)	Recent Accounting Pronouncements

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial position or results of operations.

Derivative Liabilities (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share Purchase Warrants at Fair Value [Table Text Block]
	December 31,	June 30,
	2012	2012
	$	$

1,674,730 warrants expiring on November 10, 2012	–	2,738
48,928 warrants expiring on December 7, 2012	–	135
428,571 warrants expiring on January 8, 2013	–	1,492
1,082,036 warrants expiring on January 13, 2013	–	4,042

	–	8,407

Schedule of Assumptions for Fair Value of Derivative Liabilities [Table Text Block]
		Risk-free	Expected	Expected
	Expected	Interest	Dividend	Life (in
	Volatility	Rate	Yield	years)
As at issuance date:
1,674,730 warrants expiring on November 10, 2012	175%	0.37%	0%	1.5
48,928 warrants expiring on December 7, 2012	172%	0.29%	0%	1.5
428,571 warrants expiring on January 8, 2013	173%	0.29%	0%	1.5
1,082,036 warrants expiring on January 13, 2013	173%	0.27%	0%	1.5
Weighted average as at June 30, 2012	133%	0.16%	0%	0.5
Weighted average as at December 31, 2012	67%	0.02%	0%	0.03

Stock Options (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Aggregate
		Exercise	Intrinsic
	Number of	Price	Value
	Options	$	$

Outstanding, June 30, 2012	3,232,418	0.27

Expired	(546,418)	0.95

Outstanding, December 31, 2012	2,686,000	0.13	–

Schedule of Stock Options Outstanding [Table Text Block]
Outstanding and exercisable
Weighted
		average	Weighted
Range of		remaining	average
exercise prices	Number of	contractual life	exercise price
$	shares	(years)	$

0.13	2,686,000	1.6	0.13

Share Purchase Warrants (Tables)	6 Months Ended
Dec. 31, 2012
Schedule of Share Purchase Warrants, Activity [Table Text Block]
		Weighted
		Average
	Number of	Exercise
	Warrants	Price

Balance, June 30, 2012	3,234,265	Cdn$0.50

Expired	(1,723,658)	Cdn$0.50

Balance, December 31, 2012	1,510,607	Cdn$0.50

Schedule of Disclosure of Share-based Compensation Arrangements by Share Purchase Warrants Outstanding [Table Text Block]
Number of	Exercise
Warrants	Price	Expiry Date

428,571	Cdn$0.50	January 8, 2013
1,082,036	Cdn$0.50	January 13, 2013

1,510,607

Basis of Presentation (Narrative) (Details) (USD $)	18 Months Ended
Dec. 31, 2012
Basis Of Presentation 1	$ 551,037
Basis Of Presentation 2	$ 23,031,631

Mineral Properties (Narrative) (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Mineral Properties 1	$ 25,000
Mineral Properties 2	1,000
Mineral Properties 3	2,000
Mineral Properties 4	3,000
Mineral Properties 5	10,000
Mineral Properties 6	3,500
Mineral Properties 7	15,000
Mineral Properties 8	7,950
Mineral Properties 9	0.02%
Mineral Properties 10	0.01%
Mineral Properties 11	0.02%
Mineral Properties 12	2,000,000
Mineral Properties 13	0.02%
Mineral Properties 14	0.01%
Mineral Properties 15	2,000,000
Mineral Properties 16	15,000
Mineral Properties 17	25,000
Mineral Properties 18	25,000
Mineral Properties 19	15,000
Mineral Properties 20	75,000
Mineral Properties 21	75,000
Mineral Properties 22	150,000
Mineral Properties 23	200,000
Mineral Properties 24	200,000
Mineral Properties 25	0.01%
Mineral Properties 26	1,000,000
Mineral Properties 27	0.03%
Mineral Properties 28	25,000
Mineral Properties 29	25,000
Mineral Properties 30	15,000
Mineral Properties 31	75,000
Mineral Properties 32	75,000
Mineral Properties 33	150,000
Mineral Properties 34	200,000
Mineral Properties 35	100,000
Mineral Properties 36	0.01%
Mineral Properties 37	$ 1,000,000
Mineral Properties 38	0.03%

Related Party Transactions (Narrative) (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Related Party Transactions 1	$ 286,203
Related Party Transactions 2		285,000
Related Party Transactions 3	269,872
Related Party Transactions 4		275,000
Related Party Transactions 5	539,430
Related Party Transactions 6		537,167
Related Party Transactions 7	513,757
Related Party Transactions 8		522,322
Related Party Transactions 9	276,160
Related Party Transactions 10		275,000
Related Party Transactions 11	269,872
Related Party Transactions 12		275,000
Related Party Transactions 13	75,316
Related Party Transactions 14		75,000
Related Party Transactions 15	73,602
Related Party Transactions 16		75,000
Related Party Transactions 17	0.15	0.15
Related Party Transactions 18	23,833
Related Party Transactions 19		23,733
Related Party Transactions 20	17,725
Related Party Transactions 21		18,062
Related Party Transactions 22	50,000
Related Party Transactions 23	50,000
Related Party Transactions 24	0.15	0.15
Related Party Transactions 25	16,767
Related Party Transactions 26	12,986
Related Party Transactions 27	75,316
Related Party Transactions 28		75,000
Related Party Transactions 29	73,602
Related Party Transactions 30		75,000
Related Party Transactions 31	0.15%	0.15%
Related Party Transactions 32	22,038
Related Party Transactions 33		21,945
Related Party Transactions 34	15,970
Related Party Transactions 35		16,274
Related Party Transactions 36	0
Related Party Transactions 37	29,909
Related Party Transactions 38	30,202
Related Party Transactions 39	29,909
Related Party Transactions 40	53,907
Related Party Transactions 41	37,670
Related Party Transactions 42	21,073
Related Party Transactions 43	9,052
Related Party Transactions 44	15,200
Related Party Transactions 45	$ 15,111

Derivative Liabilities (Narrative) (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Derivative Liabilities 1	1,674,730	1,674,730
Derivative Liabilities 2		0.5
Derivative Liabilities 3	$ 385,694
Derivative Liabilities 4	48,928	48,928
Derivative Liabilities 5		0.5
Derivative Liabilities 6	11,156
Derivative Liabilities 7	428,571	428,571
Derivative Liabilities 8		0.5
Derivative Liabilities 9	89,267
Derivative Liabilities 10	1,082,036	1,082,036
Derivative Liabilities 11		0.5
Derivative Liabilities 12	186,581
Derivative Liabilities 13	$ 8,407

Stock Options (Narrative) (Details)	6 Months Ended
Dec. 31, 2012
Stock Options 1	0.10%
Stock Options 2	4,183,693

Subsequent Event (Narrative) (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Subsequent Event 1	0.70%	0.70%
Subsequent Event 2	0.60%	0.60%
Subsequent Event 3		375,000
Subsequent Event 4	3,000,000	3,000,000
Subsequent Event 5		1,600,000
Subsequent Event 6		125,000
Subsequent Event 7	125,000
Subsequent Event 8	125,000
Subsequent Event 9	500,000	500,000
Subsequent Event 10	2,500,000	2,500,000
Subsequent Event 11		100,000
Subsequent Event 12		500,000
Subsequent Event 13		1,000,000
Subsequent Event 14	0.10%	0.10%
Subsequent Event 15	1,000,000	1,000,000
Subsequent Event 16		3,000,000

Schedule of Share Purchase Warrants at Fair Value (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 1	1,674,730
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 2	$ 0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 3	2,738
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 4	48,928
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 5	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 6	135
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 7	428,571
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 8	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 9	1,492
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 10	1,082,036
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 11	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 12	4,042
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 13	0
Derivative Liabilities Schedule Of Share Purchase Warrants At Fair Value 14	$ 8,407

Schedule of Assumptions for Fair Value of Derivative Liabilities (Details)	6 Months Ended
Dec. 31, 2012
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 1	1,674,730
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 2	1.75%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 3	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 4	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 5	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 6	48,928
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 7	1.72%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 8	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 9	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 10	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 11	428,571
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 12	1.73%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 13	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 14	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 15	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 16	1,082,036
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 17	1.73%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 18	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 19	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 20	1.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 21	1.33%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 22	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 23	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 24	0.5
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 25	0.67%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 26	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 27	0.00%
Derivative Liabilities Schedule Of Assumptions For Fair Value Of Derivative Liabilities 28	0.03

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 3,232,418
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 2	0.27
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 3	(546,418)
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 4	0.95
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 5	2,686,000
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 6	0.13
Stock Options Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 0

Schedule of Stock Options Outstanding (Details) (USD $)	6 Months Ended
Dec. 31, 2012
Stock Options Schedule Of Stock Options Outstanding 1	0.13
Stock Options Schedule Of Stock Options Outstanding 2	$ 2,686,000
Stock Options Schedule Of Stock Options Outstanding 3	1.6
Stock Options Schedule Of Stock Options Outstanding 4	0.13

Schedule of Share Purchase Warrants, Activity (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 1	$ 3,234,265
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 2		0.5
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 3	(1,723,658)
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 4		0.5
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 5	1,510,607
Share Purchase Warrants Schedule Of Share Purchase Warrants, Activity 6		0.5

Schedule of Disclosure of Share-based Compensation Arrangements by Share Purchase Warrants Outstanding (Details)	6 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 1	$ 428,571
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 2		0.5
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 3	1,082,036
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 4		0.5
Share Purchase Warrants Schedule Of Disclosure Of Share-based Compensation Arrangements By Share Purchase Warrants Outstanding 5	$ 1,510,607